INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018
Income taxes
Assessable profits						$ 2,000
Half of the current tax rate (as a Percent)					8.25%	8.25%
Current	$ 9,517		$ 55		$ 113
Deferred	285		3,363
Income tax expense	9,802		3,418		113
Schedule of Loss before income taxes
Loss before provision of income tax	23,256		16,764		1,171
Deferred tax assets:
Allowance for credit losses	140		14
Allowance for inventory provision	145
Lease liabilities	1,810		1,662
Net operating loss carry forwards	29,062		31,312
Gross deferred tax assets	31,157		32,988
Less: Valuation allowance	(28,195)		(29,827)		(31,879)
Total deferred tax assets	2,962		3,161
Deferred tax liabilities:
Property and equipment	(206)		(319)
Acquired intangible assets	(1,048)		(1,180)
Operating lease ROU assets	(1,810)		(1,662)
Other income from equity investment	(415)		(3,558)
Total deferred tax liabilities	(3,479)		(6,719)
Total deferred tax liabilities	517		3,558
Net operating loss carry forwards	167,325
Deferred tax liability for its equity investment	415		3,558
Movement of valuation allowance
Balance at beginning of the period	29,827		31,879
Additions	(1,632)		(2,052)
Balance at end of the period	28,195		29,827		31,879
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income before provision of income tax	$ 23,256		$ 16,764		$ 1,171
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 5,814		$ 4,191		$ 293
Non-deductible expenses	346		130		10
R&D super deduction	(2,664)
Effect of preferential tax rate	122		(211)		(135)
Effect of income tax rate differences in jurisdictions other than the PRC	(892)		352		(2,277)
Statutory expense	(655)		(305)		(653)
Deferred tax expense	381		1,313		(2,313)
Prior year true up	(594)
Unrecognized tax benefits	9,576
Changes in valuation allowances	(1,632)		(2,052)		5,188
Income tax expense	9,802		$ 3,418		$ 113
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Additions	13,101
Ending balance	13,101
Unrecognized tax benefits	13,101
Unrecognized tax benefits which effects tax rate	13,101
interest expense	$ 34
Lanting Gaochuang
Income taxes
Validity term of certificate	3 years	3 years
Keji Chengdu
Income taxes
Income tax exemption in years	3 years	3 years			2 years	2 years	2 years
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	16.50%	16.50%
Statute of limitations	5 years	5 years
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%
Statute of limitations	5 years	5 years
PRC | Lanting Gaochuang
Income taxes
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%
PRC | Keji Chengdu
Income taxes
Income tax exemption (as a percent)					100	100	100
PRC | Shanghai Lanting
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)	20	20	20	20	20	20
Singapore
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations	6 years	6 years
Singapore | Ching International service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Singapore | D2D Express PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	17.00%	17.00%
Cayman Islands
Schedule of Loss before income taxes
Loss before provision of income tax	$ (5,219)		$ (5,216)		$ 11,403
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income before provision of income tax	(5,219)		(5,216)		11,403
Hong Kong
Income taxes
Withholding taxes amount on remittance of dividends		$ 0
Assessable profits		$ 0		$ 0		$ 0
Schedule of Loss before income taxes
Loss before provision of income tax	(12,136)		9,010		(7,728)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income before provision of income tax	(12,136)		9,010		(7,728)
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax	40,611		12,970		(2,504)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income before provision of income tax	$ 40,611		$ 12,970		$ (2,504)